UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 29, 2016

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 29, 2016

MFS® GLOBAL REAL ESTATE FUND

GRE-SEM

MFS® GLOBAL REAL ESTATE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	6.5%
Public Storage, Inc., REIT	4.1%
Mitsui Fudosan Co. Ltd.	3.2%
Dream Office REIT	3.0%
Ventas, Inc., REIT	2.7%
Westfield Corp., REIT	2.7%
Unibail-Rodamco, REIT	2.6%
Hang Lung Properties Ltd.	2.5%
Tanger Factory Outlet Centers, Inc., REIT	2.5%
Kenedix Office Investment Corp., REIT	2.4%

Equity industries
Real Estate	96.2%
Telecommunications-Wireless	0.9%

Issuer country weightings (x)
United States	53.7%
Hong Kong	9.3%
Japan	9.0%
Canada	5.3%
Australia	5.2%
United Kingdom	4.9%
Singapore	3.8%
Germany	2.7%
France	2.6%
Other Countries	3.5%

Currency exposure weightings (y)
United States Dollar	53.7%
Hong Kong Dollar	9.3%
Japanese Yen	9.0%
Euro	8.8%
Canadian Dollar	5.3%
Australian Dollar	5.2%
British Pound Sterling	4.9%
Singapore Dollar	3.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.30%	$1,000.00	$1,027.50	$6.55
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
B	Actual	2.04%	$1,000.00	$1,023.11	$10.26
	Hypothetical (h)	2.04%	$1,000.00	$1,014.72	$10.22
C	Actual	2.05%	$1,000.00	$1,023.73	$10.31
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
I	Actual	1.02%	$1,000.00	$1,027.88	$5.14
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R1	Actual	2.04%	$1,000.00	$1,023.82	$10.27
	Hypothetical (h)	2.04%	$1,000.00	$1,014.72	$10.22
R2	Actual	1.54%	$1,000.00	$1,026.96	$7.76
	Hypothetical (h)	1.54%	$1,000.00	$1,017.21	$7.72
R3	Actual	1.29%	$1,000.00	$1,027.07	$6.50
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47
R4	Actual	1.04%	$1,000.00	$1,028.38	$5.24
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
R5	Actual	0.99%	$1,000.00	$1,029.45	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes To Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.35%, $6.81, and $6.77 for Class A, 2.10%, $10.56, and $10.52 for Class B, 2.10%, $10.57, and $10.52 for Class C, 1.08%, $5.45, and $5.42 for Class I, 2.10%, $10.57, and $10.52 for R1, 1.60%, $8.06, and $8.02 for Class R2, 1.35%, $6.80, and $6.77 for Class R3, 1.10%, $5.55, and $5.52 for Class R4, and 1.05%, $5.30, and $5.27 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)
Real Estate - 96.2%
Advance Residence Investment Corp., REIT	4,183	$10,066,919
Alexandria Real Estate Equities, Inc., REIT	83,582	6,616,351
Ascendas India Trust, REIT	11,187,400	7,002,071
Atrium European Real Estate Ltd.	2,348,154	8,004,727
AvalonBay Communities, Inc., REIT	56,870	9,761,167
Big Yellow Group PLC, REIT	827,412	8,447,234
Boardwalk, REIT	279,548	10,227,366
Colony Starwood Homes, REIT	297,553	6,534,264
Corporate Office Properties Trust, REIT	379,961	8,891,088
DDR Corp., REIT	318,248	5,324,289
Dream Office REIT	904,668	13,212,298
EastGroup Properties, Inc., REIT	95,660	5,187,642
Equity Commonwealth, REIT (a)	126,769	3,375,858
Equity Lifestyle Properties, Inc., REIT	144,585	10,144,084
Federal Realty Investment Trust, REIT	47,372	7,013,898
Gateway Lifestyle Stapled Security	2,626,595	5,136,765
Gramercy Property Trust, Inc., REIT	1,260,915	9,519,908
Grand City Properties S.A.	281,760	5,848,399
Hang Lung Properties Ltd.	6,385,256	11,197,523
Hibernia PLC, REIT	5,533,907	7,525,079
InfraREIT, Inc.	45,003	950,463
Japan Logistics Fund, Inc. REIT	2,205	4,778,751
Kenedix Office Investment Corp., REIT	1,816	10,525,266
Kerry Properties Ltd.	3,988,000	9,362,357
LEG Immobilien AG	74,001	6,046,035
Link REIT	1,844,905	10,400,947
LondonMetric Property PLC, REIT	3,018,393	6,579,747
Mapletree Logistics Trust, REIT	14,381,500	9,972,946
Medical Properties Trust, Inc., REIT	855,558	9,898,806
Mid-America Apartment Communities, Inc., REIT	87,947	7,909,953
Mitsui Fudosan Co. Ltd.	608,274	14,065,682
National Health Investors, Inc., REIT	111,849	7,036,421
National Storage, REIT	5,175,701	5,783,796
Public Storage, Inc., REIT	73,145	18,248,946
Rexford Industrial Realty, Inc., REIT	491,785	8,286,577
Shaftesbury PLC, REIT	549,385	6,530,853
Simon Property Group, Inc., REIT	149,860	28,432,938
Sino Land Co. Ltd.	7,134,158	9,905,941
Sovran Self Storage, Inc., REIT	39,086	4,160,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
STAG Industrial, Inc., REIT	73,184	$1,285,111
Starwood Property Trust, Inc., REIT	363,441	6,374,755
Store Capital Corp., REIT	108,589	2,622,424
Tanger Factory Outlet Centers, Inc., REIT	339,512	10,891,545
Unibail-Rodamco, REIT	46,705	11,582,450
Urban Edge Properties, REIT	241,528	5,873,961
Ventas, Inc., REIT	214,324	11,931,417
Vornado Realty Trust, REIT	101,177	8,737,646
Westfield Corp., REIT	1,660,505	11,804,552
Weyerhaeuser Co., REIT	215,800	5,606,494
WP GLIMCHER, Inc., REIT	1,029,475	8,894,664

		$423,518,688
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	46,338	$4,272,364
Total Common Stocks (Identified Cost, $379,060,286)		$427,791,052

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	12,917,081	$12,917,081
Total Investments (Identified Cost, $391,977,367)		$440,708,133

Other Assets, Less Liabilities - (0.1)%		(324,247)
Net Assets - 100.0%		$440,383,886

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $379,060,286)	$427,791,052
Underlying affiliated funds, at cost and value	12,917,081
Total investments, at value (identified cost, $391,977,367)	$440,708,133
Foreign currency, at value (identified cost, $382,869)	379,016
Receivables for
Fund shares sold	8,387
Interest and dividends	361,989
Receivable from investment adviser	20,412
Other assets	2,500
Total assets	$441,480,437
Liabilities
Payable for fund shares reacquired	$942,443
Payable to affiliates
Shareholder servicing costs	106,108
Distribution and service fees	395
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	47,591
Total liabilities	$1,096,551
Net assets	$440,383,886
Net assets consist of
Paid-in capital	$384,128,053
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	48,726,222
Accumulated net realized gain (loss) on investments and foreign currency	8,580,677
Accumulated distributions in excess of net investment income	(1,051,066)
Net assets	$440,383,886
Shares of beneficial interest outstanding	30,574,108

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,683,344	463,543	$14.42
Class B	852,536	97,626	8.73
Class C	1,069,569	122,451	8.73
Class I	1,148,884	79,593	14.43
Class R1	61,845	7,029	8.80
Class R2	51,346	5,836	8.80
Class R3	51,917	5,904	8.79
Class R4	51,431	5,857	8.78
Class R5	430,413,014	29,786,269	14.45

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.30 [100 / 94.25 x $14.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,430,537
Dividends from underlying affiliated funds	9,848
Foreign taxes withheld	(251,798)
Total investment income	$7,188,587
Expenses
Management fee	$2,008,044
Distribution and service fees	15,098
Shareholder servicing costs	134,778
Administrative services fee	39,713
Independent Trustees’ compensation	5,111
Custodian fee	45,041
Shareholder communications	5,922
Audit and tax fees	31,639
Legal fees	1,808
Miscellaneous	77,797
Total expenses	$2,364,951
Reduction of expenses by investment adviser and distributor	(131,823)
Net expenses	$2,233,128
Net investment income	$4,955,459
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$18,361,026
Foreign currency	60,164
Net realized gain (loss) on investments and foreign currency	$18,421,190
Change in unrealized appreciation (depreciation)
Investments	$(10,101,982)
Translation of assets and liabilities in foreign currencies	2,088
Net unrealized gain (loss) on investments and foreign currency translation	$(10,099,894)
Net realized and unrealized gain (loss) on investments and foreign currency	$8,321,296
Change in net assets from operations	$13,276,755

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Period ended 8/31/15 (z)	Year ended 2/28/15
From operations
Net investment income	$4,955,459	$4,746,099	$7,901,629
Net realized gain (loss) on investments and foreign currency	18,421,190	12,461,825	21,198,966
Net unrealized gain (loss) on investments and foreign currency translation	(10,099,894)	(54,678,580)	36,720,590
Change in net assets from operations	$13,276,755	$(37,470,656)	$65,821,185
Distributions declared to shareholders
From net investment income	$(8,000,148)	$(2,285,070)	$(12,100,176)
From net realized gain on investments	(17,502,322)	(4,678,398)	(6,782,166)
Total distributions declared to shareholders	$(25,502,470)	$(6,963,468)	$(18,882,342)
Change in net assets from fund share transactions	$7,412,413	$36,301,369	$(3,943,926)
Total change in net assets	$(4,813,302)	$(8,132,755)	$42,994,917
Net assets
At beginning of period	445,197,188	453,329,943	410,335,026
At end of period (including accumulated distributions in excess of net investment income of $1,051,066 and undistributed net investment income of $1,993,623, and 2,284,891 respectively)	$440,383,886	$445,197,188	$453,329,943

(z)	For the period March 1, 2015 through August 31, 2015. Effective March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Period ended 8/31/15 (z)		Years ended 2/28, 2/29
Class A					2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.84		$16.36		$14.72	$15.12	$13.51	$14.57	$14.02
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.13		$0.22	$0.26	$0.26	$0.23	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		(1.41)		2.08	0.33	2.38	(0.55)	2.46
Total from investment operations	$0.42		$(1.28)		$2.30	$0.59	$2.64	$(0.32)	$2.95
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.08)		$(0.41)	$(0.38)	$(0.51)	$(0.30)	$(0.77)
From net realized gain on investments	(0.59)		(0.16)		(0.25)	(0.61)	(0.52)	(0.44)	(1.63)
Total distributions declared to shareholders	$(0.84)		$(0.24)		$(0.66)	$(0.99)	$(1.03)	$(0.74)	$(2.40)
Net asset value, end of period (x)	$14.42		$14.84		$16.36	$14.72	$15.12	$13.51	$14.57
Total return (%) (r)(s)(t)(x)	2.75	(n)	(7.94	)(n)	15.83	4.24	20.14	(1.81)	23.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.26	(a)	1.25	1.22	1.23	1.24	1.25
Expenses after expense reductions (f)	1.30	(a)	1.24	(a)	1.25	1.22	1.23	1.24	1.25
Net investment income	1.84	(a)	1.69	(a)	1.37	1.74	1.85	1.74	3.45
Portfolio turnover	30	(n)	14	(n)	37	30	46	37	33
Net assets at end of period (000 omitted)	$6,683		$3,529		$962	$291	$279	$232	$236

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.30		$10.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.18	(g)	(0.90	)(g)	0.38	(g)
Total from investment operations	$0.23		$(0.85)		$0.38
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.07)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.80)		$(0.23)		$—
Net asset value, end of period (x)	$8.73		$9.30		$10.38
Total return (%) (r)(s)(t)(x)	2.31	(n)	(8.31	)(n)	3.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	2.04	(a)	2.00	(a)	2.06	(a)
Net investment income (loss)	1.14	(a)	0.97	(a)	(0.14	)(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$853		$676		$317

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.29		$10.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.04		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(g)	(0.90	)(g)	0.38	(g)
Total from investment operations	$0.24		$(0.86)		$0.38
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.07)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.80)		$(0.23)		$—
Net asset value, end of period (x)	$8.73		$9.29		$10.38
Total return (%) (r)(s)(t)(x)	2.37	(n)	(8.41	)(n)	3.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	2.05	(a)	2.00	(a)	2.06	(a)
Net investment income (loss)	1.09	(a)	0.89	(a)	(0.10	)(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$1,070		$836		$330

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Period ended 8/31/15 (z)		Years ended 2/28, 2/29
Class I					2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.86		$16.38		$14.73	$15.13	$13.52	$14.58	$14.03
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.16		$0.27	$0.30	$0.44	$0.27	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(1.44)		2.08	0.33	2.23	(0.56)	2.45
Total from investment operations	$0.43		$(1.28)		$2.35	$0.63	$2.67	$(0.29)	$2.99
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.08)		$(0.45)	$(0.42)	$(0.54)	$(0.33)	$(0.81)
From net realized gain on investments	(0.59)		(0.16)		(0.25)	(0.61)	(0.52)	(0.44)	(1.63)
Total distributions declared to shareholders	$(0.86)		$(0.24)		$(0.70)	$(1.03)	$(1.06)	$(0.77)	$(2.44)
Net asset value, end of period (x)	$14.43		$14.86		$16.38	$14.73	$15.13	$13.52	$14.58
Total return (%) (r)(s)(x)	2.79	(n)	(7.93	)(n)	16.17	4.50	20.41	(1.54)	23.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.00	(a)	1.00	0.97	0.98	0.99	1.00
Expenses after expense reductions (f)	1.02	(a)	1.00	(a)	1.00	0.97	0.98	0.99	1.00
Net investment income	2.09	(a)	2.05	(a)	1.67	1.99	3.30	1.98	3.77
Portfolio turnover	30	(n)	14	(n)	37	30	46	37	33
Net assets at end of period (000 omitted)	$1,149		$1,248		$477	$122	$117	$242,520	$216,082

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.31		$10.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(g)	(0.90	)(g)	0.37	(g)
Total from investment operations	$0.24		$(0.85)		$0.38
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.06)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.75)		$(0.22)		$—
Net asset value, end of period (x)	$8.80		$9.31		$10.38
Total return (%) (r)(s)(x)	2.38	(n)	(8.31	)(n)	3.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.01	(a)	2.06	(a)
Expenses after expense reductions (f)	2.04	(a)	2.00	(a)	2.06	(a)
Net investment income	1.09	(a)	0.99	(a)	0.28	(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$62		$105		$104

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.33		$10.39		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.08		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.20	(g)	(0.91	)(g)	0.37	(g)
Total from investment operations	$0.27		$(0.83)		$0.39
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.07)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.80)		$(0.23)		$—
Net asset value, end of period (x)	$8.80		$9.33		$10.39
Total return (%) (r)(s)(x)	2.70	(n)	(8.15	)(n)	3.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.51	(a)	1.56	(a)
Expenses after expense reductions (f)	1.54	(a)	1.50	(a)	1.56	(a)
Net investment income	1.58	(a)	1.53	(a)	0.78	(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$51		$95		$104

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.35		$10.39		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.09		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(g)	(0.90	)(g)	0.37	(g)
Total from investment operations	$0.27		$(0.81)		$0.39
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.07)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.83)		$(0.23)		$—
Net asset value, end of period (x)	$8.79		$9.35		$10.39
Total return (%) (r)(s)(x)	2.71	(n)	(7.92	)(n)	3.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.26	(a)	1.31	(a)
Expenses after expense reductions (f)	1.29	(a)	1.25	(a)	1.31	(a)
Net investment income	1.82	(a)	1.78	(a)	1.03	(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$52		$96		$104

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$9.36		$10.40		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.18	(g)	(0.90	)(g)	0.37	(g)
Total from investment operations	$0.28		$(0.80)		$0.40
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.08)		$—
From net realized gain on investments	(0.59)		(0.16)		—
Total distributions declared to shareholders	$(0.86)		$(0.24)		$—
Net asset value, end of period (x)	$8.78		$9.36		$10.40
Total return (%) (r)(s)(x)	2.84	(n)	(7.87	)(n)	4.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.01	(a)	1.06	(a)
Expenses after expense reductions (f)	1.04	(a)	1.00	(a)	1.06	(a)
Net investment income	2.07	(a)	2.03	(a)	1.28	(a)
Portfolio turnover	30	(n)	14	(n)	37
Net assets at end of period (000 omitted)	$51		$96		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Period ended 8/31/15 (z)		Years ended 2/28
Class R5					2015	2014	2013 (i)

Net asset value, beginning of period	$14.86		$16.38		$14.73	$15.13	$13.74
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.16		$0.29	$0.29	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		(1.44)		2.06	0.34	2.10
Total from investment operations	$0.45		$(1.28)		$2.35	$0.63	$2.24
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.08)		$(0.45)	$(0.42)	$(0.50)
From net realized gain on investments	(0.59)		(0.16)		(0.25)	(0.61)	(0.35)
Total distributions declared to shareholders	$(0.86)		$(0.24)		$(0.70)	$(1.03)	$(0.85)
Net asset value, end of period (x)	$14.45		$14.86		$16.38	$14.73	$15.13
Total return (%) (r)(s)(x)	2.94	(n)	(7.93	)(n)	16.17	4.50	16.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.00	(a)	0.99	0.97	0.98	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	(a)	0.99	0.97	0.98	(a)
Net investment income	2.23	(a)	2.04	(a)	1.81	1.94	1.48	(a)
Portfolio turnover	30	(n)	14	(n)	37	30	46
Net assets at end of period (000 omitted)	$430,413		$438,517		$450,828	$409,923	$302,900

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, July 2, 2012 (Class R5) and December 19, 2014 (Class B, Class C, Class R1, Class R2, Class R3, and Class R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period March 1, 2015 through August 31, 2015. Effective March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$223,783,348	$—	$—	$223,783,348
Hong Kong	40,866,768	—	—	40,866,768
Japan	—	39,436,618	—	39,436,618
Canada	23,439,664	—	—	23,439,664
Australia	5,136,765	17,588,348	—	22,725,113
United Kingdom	8,447,234	13,110,600	—	21,557,834
Singapore	16,975,017	—	—	16,975,017
Germany	—	11,894,434	—	11,894,434
France	—	11,582,450	—	11,582,450
Other Countries	7,525,079	8,004,727	—	15,529,806
Mutual Funds	12,917,081	—	—	12,917,081
Total Investments	$339,090,956	$101,617,177	$—	$440,708,133

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $77,944,030 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,447,234 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Notes to Financial Statements (unaudited) – continued

The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 29, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/15 (z)	2/28/15
Ordinary income (including any short-term capital gains)	$5,235,941	$13,093,218
Long-term capital gains	1,727,527	5,789,124
Total distributions	$6,963,468	$18,882,342

(z)	For the period March 1, 2015 through August 31, 2015. Effective March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$396,608,540
Gross appreciation	72,200,719
Gross depreciation	(28,101,126)
Net unrealized appreciation (depreciation)	$44,099,593

As of 8/31/15
Undistributed ordinary income	2,229,313
Undistributed long-term capital gain	12,057,292
Other temporary differences	(6,632)
Net unrealized appreciation (depreciation)	54,201,575

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income			From net realized gain on investments
	Six months ended 2/29/16	Period ended 8/31/15 (z)	Year ended 2/28/15	Six months ended 2/29/16	Period ended 8/31/15 (z)	Year ended 2/28/15
Class A	$90,952	$15,740	$8,135	$214,145	$32,744	$4,989
Class B	18,609	5,341	—	52,627	11,647	—
Class C	18,220	6,257	—	52,671	13,535	—
Class I	20,318	8,130	3,728	44,894	16,642	2,090
Class R1	1,006	681	—	3,848	1,740	—
Class R2	1,102	684	—	3,186	1,576	—
Class R3	1,279	726	—	3,195	1,576	—
Class R4	1,445	768	—	3,176	1,576	—
Class R5	7,847,217	2,246,743	12,088,313	17,124,580	4,597,362	6,775,087
Total	$8,000,148	$2,285,070	$12,100,176	$17,502,322	$4,678,398	$6,782,166

(z)	For the period March 1, 2015 through August 31, 2015. Effective March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $16,812, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Effective January 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.05%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the period January 1, 2016 through February 29, 2016, this reduction amounted to $114,991, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,607 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,301
Class B	0.75%	0.25%	1.00%	1.00%	4,018
Class C	0.75%	0.25%	1.00%	1.00%	4,261
Class R1	0.75%	0.25%	1.00%	1.00%	318
Class R2	0.25%	0.25%	0.50%	0.50%	133
Class R3	—	0.25%	0.25%	0.25%	67
Total Distribution and Service Fees					$15,098

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $18 and $2 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$—
Class B	89
Class C	294

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $1,257, which equated to 0.0006% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,109.

Effective January 1, 2016, the fund was added to a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), under which each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period January 1, 2016 through February 29, 2016, these costs for the fund amounted to $130,412 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $565 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 20,885, 4,856, 4,851, 4,851, 4,869, 4,885, and 4,894 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $699,234.

At February 29, 2016, MFS held approximately 83%, 100%, 99%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 29, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $152,520.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $129,817,519 and $145,570,020, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	249,595	$3,735,882	190,551	$3,039,320	38,347	$629,817
Class B	32,807	310,752	52,901	535,663	30,562	314,021
Class C	38,437	342,155	67,105	675,727	31,773	327,370
Class I	346,539	5,412,954	94,866	1,536,130	20,510	337,581
Class R1	43	389	1,054	10,390	10,000	100,000
Class R2	—	—	—	—	10,000	100,000
Class R3	59	528	—	—	10,000	100,000
Class R4	—	—	—	—	10,000	100,000
Class R5	423,272	6,259,384	1,866,839	29,887,613	1,806,201	28,335,887
	1,090,752	$16,062,044	2,273,316	$35,684,843	1,967,393	$30,344,676

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Period ended 8/31/15 (z)		Year ended 2/28/15 (i)
	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	20,685	$305,097	3,086	$48,484	834	$13,124
Class B	7,959	71,236	1,725	16,988	—	—
Class C	7,921	70,891	2,009	19,792	—	—
Class I	4,385	64,728	1,566	24,635	369	5,818
Class R1	538	4,854	246	2,421	—	—
Class R2	476	4,288	229	2,260	—	—
Class R3	497	4,474	233	2,302	—	—
Class R4	515	4,621	237	2,344	—	—
Class R5	1,689,567	24,971,797	435,099	6,844,105	1,197,676	18,863,400
	1,732,543	$25,501,986	444,430	$6,963,331	1,198,879	$18,882,342

Shares reacquired
Class A	(44,588)	$(657,680)	(14,605)	$(226,873)	(110)	$(1,815)
Class B	(15,821)	(144,636)	(12,485)	(123,077)	(22)	(227)
Class C	(13,847)	(125,757)	(10,946)	(108,342)	(1)	(8)
Class I	(355,313)	(5,442,251)	(41,601)	(656,157)	—	—
Class R1	(4,852)	(44,299)	—	—	—	—
Class R2	(4,869)	(44,600)	—	—	—	—
Class R3	(4,885)	(44,795)	—	—	—	—
Class R4	(4,895)	(44,977)	—	—	—	—
Class R5	(1,827,025)	(27,602,622)	(330,454)	(5,232,356)	(3,307,443)	(53,168,894)
	(2,276,095)	$(34,151,617)	(410,091)	$(6,346,805)	(3,307,576)	$(53,170,944)

Net change
Class A	225,692	$3,383,299	179,032	$2,860,931	39,071	$641,126
Class B	24,945	237,352	42,141	429,574	30,540	313,794
Class C	32,511	287,289	58,168	587,177	31,772	327,362
Class I	(4,389)	35,431	54,831	904,608	20,879	343,399
Class R1	(4,271)	(39,056)	1,300	12,809	10,000	100,000
Class R2	(4,393)	(40,312)	229	2,260	10,000	100,000
Class R3	(4,329)	(39,793)	233	2,302	10,000	100,000
Class R4	(4,380)	(40,356)	237	2,344	10,000	100,000
Class R5	285,814	3,628,559	1,971,484	31,499,364	(303,566)	(5,969,607)
	547,200	$7,412,413	2,307,655	$36,301,369	(141,304)	$(3,943,926)

(i)	For Classes B, C, R1, R2, R3, and R4, the period is from inception date December 19, 2014, through the stated period.
(z)	For the period March 1, 2015 through August 31, 2015. Effective March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the

Notes to Financial Statements (unaudited) – continued

MFS Conservative Allocation Fund, the MFS Lifetime 2040, the MFS Lifetime 2030, the MFS Lifetime Income Fund, and the MFS Lifetime 2050 were the owners of record of approximately 34%, 27%, 18%, 7%, 3%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Global Multi-Asset Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2015 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $764 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,634,269	97,818,386	(93,535,574)	12,917,081

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,848	$12,917,081

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for the applicable series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.